UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 22, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:	        $310,997(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Autodesk Inc.		COM	52769106       $5,205  	309,630	    SH		Sole		309,630
Apache Corp		COM	37411105      $11,756 	183,435	    SH		Sole		183,435
Becton Dickinson & Co	COM	75887109       $5,276 	 78,460	    SH		Sole		78,460
Franklin Resources Inc.	COM	354613101      $9,275  	172,170	    SH		Sole		172,170
Bristol-Myers Squibb Co	COM	110122108     $10,772 	491,420	    SH		Sole		491,420
Cardinal Health Inc.	COM	14149Y108     $11,282 	358,400	    SH		Sole		358,400
Caterpillar Inc		COM	149123101      $6,155  	220,126	    SH		Sole		220,126
Cliffs Natural Res.	COM	18683K101      $3,151  	173,530	    SH		Sole		173,530
Comcast Corp CL A	COM	20030N101      $9,126  	669,085	    SH		Sole		669,085
CVS Caremark Corp	COM	126650100      $7,475  	271,910	    SH		Sole		271,910
Chevron Corp.		COM	166764100     $12,992 	193,216	    SH		Sole		193,216
Cox Radio Inc-Cl A	COM	224051102      $2,854  	695,996	    SH		Sole		695,996
Du Pont De Nemours	COM	263534109     $12,875 	576,595	    SH		Sole		576,595
Amdocs LTD		COM	2256908	       $4,565 	246,480	    SH		Sole		246,480
Duke Energy Corporation	COM	26441C105     $10,650 	743,740	    SH		Sole		743,740
Emerson Electric Co	COM	291011104      $3,002 	105,040	    SH		Sole		105,040
Eaton Corp		COM	278058102     $11,901 	322,870	    SH		Sole		322,870
Exelon Corp		COM	30161N101     $10,669 	235,062	    SH		Sole		235,062
General Electric Co.	COM	369604103     $12,106 1,197,418	    SH		Sole	      1,197,418
Corning Inc		COM	219350105     $14,252 1,073,990	    SH		Sole	      1,073,990
Home Depot Inc		COM	437076102     $15,076 	639,910	    SH		Sole		639,910
Hubbell Inc. Cl B	COM	443510201      $9,132 	338,715	    SH		Sole		338,715
Int'l Flav.& Fragrances	COM	459506101      $4,711 	154,675	    SH		Sole		154,675
Intel Corp.		COM	458140100      $9,845 	655,000	    SH		Sole		655,000
KLA-Tencor Corporation	COM	482480100      $6,215 	310,770	    SH		Sole		310,770
Kimberly-Clark Corp.	COM	494368103      $5,985 	129,804	    SH		Sole		129,804
Moody's Corp		COM	615369105      $5,367 	234,145	    SH		Sole		234,145
Medtronic Inc		COM	585055106      $4,584 	155,560	    SH		Sole		155,560
Merck & Company Inc.	COM	589331107     $10,749 	401,837	    SH		Sole		401,837
Nabors Industries Ltd	COM	2963372	       $6,462 	646,855	    SH		Sole		646,855
Precision Castparts 	COM	740189105      $8,716 	145,510	    SH		Sole		145,510
Timberland Co. Cl A	COM	887100105      $3,787 	317,185	    SH		Sole		317,185
United Parcel Serv.CL B	COM	911312106      $2,940  	 59,740	    SH		Sole		59,740
Viacom Inc Cl B		COM	92553P201      $6,805 	391,545	    SH		Sole		391,545
Valero Energy Corp	COM	91913Y100      $5,785 	323,205	    SH		Sole		323,205
MEMC Electronic Mat.	COM	552715104      $6,142 	372,490	    SH		Sole		372,490
Weatherford Intl Ltd.	COM	B5KL6S7	       $8,769 	792,115	    SH		Sole		792,115
Wellpoint Inc.		COM	94973V107     $11,693 	307,965	    SH		Sole		307,965
Waste Management Inc	COM	94106L109      $2,892 	112,960	    SH		Sole		112,960
